UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Security Capital Global Capital Management Group Incorporated
Address:	11 South LaSalle Street
		2nd Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		312-345-5826
Signature, Place, and Date of Signing

	Michael J. Heller    Chicago, Illinois   November 14, 2000

Report Type:

[X]  13F HOLDING REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total	22

Form 13F Information Table Value Total	$719,698

List of Other Included Managers:		None


                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AIMCO                                           03748R101    11994   260375 SH       Sole                   260375
Amli Residential Prop.                          001735109    14453   602215 SH       Sole                   602215
Archstone Comm.                                 039581103      467    18996 SH       Sole                    18996
Arden Realty                                    039793104    53549  1997150 SH       Sole                  1036250            960900
AvalonBay Communities                           053484101    41649   873376 SH       Sole                   527673            345703
Boston Properties, Inc.                         101121101    24260   565005 SH       Sole                   565005
Cabot Industrial Trust                          127072106      283    14180 SH       Sole                    14180
Charles E. Smith Residential                    832197107    18942   417445 SH       Sole                   417445
Equity Office Properties Trust                  294741103   101802  3277335 SH       Sole                  1327518           1949817
Equity Res. Prop.                               29476L107    11520   239995 SH       Sole                   239995
Essex Property Trust                            297178105    20881   377080 SH       Sole                   377080
Federal Realty Investment Trus                  313747206    16872   882215 SH       Sole                   882215
General Growth Properties                       370021107    21762   676095 SH       Sole                   676095
Highwoods Properties                            431284108    15512   656580 SH       Sole                   254280            402300
Liberty Property Trust                          531172104    64641  2350575 SH       Sole                   945575           1405000
Mack-Cali Realty Corporation                    554489104    32462  1151630 SH       Sole                   674730            476900
Post Properties Inc.                            737464107     9800   224960 SH       Sole                   224960
Prentiss Properties                             740706106    71539  2738340 SH       Sole                  1050640           1687700
Public Storage Inc.                             74460D109    57640  2407925 SH       Sole                  1175225           1232700
Spieker Properties, Inc.                        848497103    14183   246385 SH       Sole                   246385
Starwood Hotels & Resorts                       85590A203    83027  2656880 SH       Sole                   810930           1845950
Urban Shopping Ctrs.                            917060105    32463   683435 SH       Sole                   414735            268700
REPORT SUMMARY                 22 DATA RECORDS              719698            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED